Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables
12. Accrued Liabilities and Other Payables
The following is a summary of accrued liabilities and other payables as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Accrued liabilities for learning services and online marketing services	174,740	277,632
Accrued marketing expenses	204,064	135,784
Operating lease liabilities-current portion	35,562	38,842
Accrued outside labor service fee	31,859	36,371
Accrued technical expenses	28,242	29,810
Accrued administrative expenses	20,338	20,488
Warehousing and logistics fee	20,772	10,856
Accrued professional fee	8,784	8,271
Payables for property, equipment and software	5,690	2,556
Unpaid consideration for business combination	5,129	—
Others	29,742	31,160

Total	564,922	591,770